INCOME TAXES - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Income tax expenses		$ 0		$ 0		$ 103
Applicable state and several other states tax rate		3.63%	3.63%
Research and development tax credits	$ 4,300
HONG KONG
Income tax expenses | ¥			¥ 0		¥ 0		¥ 100,000
Applicable tax rate		16.50%	16.50%
UNITED STATES
Applicable tax rate		21.00%	21.00%
U.S. Federal
Operating loss	112,600	$ 112,600
State
Operating loss	95,600	95,600
Non-U.S.
Operating loss	$ 36,600	$ 36,600
CN
Applicable tax rate		25.00%	25.00%